Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Balances and changes in intangible assets

Balances and changes in intangible assets are as follows:

	Weighted average useful life (years)	Balance on 12/31/2017	IFRS 15 adoption and reclassifications (i)	Fair value CBLSA Retrospective effect (ii)	Balance on 12/31/2017 – Restated (i)	Additions	Amortization	Transfer (iv)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Opening balance TEAS (iii)	Balance on 12/31/2018
Cost:
Goodwill (a)	—	1,578,157	—	(53,866)	1,524,291	—	—	—	—	—	797	1,525,088
Software (b)	5	853,079	—	—	853,079	223,964	—	(1,258)	(15,401)	2,053	49	1,062,486
Technology (c)	5	32,617	—	—	32,617	—	—	—	—	—	—	32,617
Commercial property rights (d)	10	55,069	—	—	55,069	11,117	—	—	(2,154)	—	—	64,032
Distribution rights	8	4,273,379	(4,145,188)	14,478	142,669	690	—	(350)	—	(20)	—	142,989
Brands (e)	—	113,543	—	—	113,543	—	—	—	—	7,028	—	120,571
Trademark rights (e)	39	—	—	114,792	114,792	—	—	—	—	—	—	114,792
Others (f)	10	40,514	—	—	40,514	1,822	—	—	—	945	—	43,281

		6,946,358	(4,145,188)	75,404	2,876,574	237,593	—	(1,608)	(17,555)	10,006	846	3,105,856

Accumulated amortization:
Software		(456,799)	—	—	(456,799)	—	(79,845)	59	28	(832)	(49)	(537,438)
Technology		(32,541)	—	—	(32,541)	—	(72)	—	—	—	—	(32,613)
Commercial property rights		(21,292)	—	—	(21,292)	—	(4,679)	—	2,040	—	—	(23,931)
Distribution rights		(2,677,057)	2,580,353	—	(96,704)	—	(10,018)	125	—	—	—	(106,597)
Trademark rights		—	—	—	—	—	(3,182)	—	—	—	—	(3,182)
Others		(31,196)	—	—	(31,196)	—	(1,538)	—	—	(6)	—	(32,740)

		(3,218,885)	2,580,353	—	(638,532)	—	(99,334)	184	2,068	(838)	(49)	(736,501)

Net amount		3,727,473	(1,564,835)	75,404	2,238,042	237,593	(99,334)	(1,424)	(15,487)	9,168	797	2,369,355

	Weighted average useful life (years)	Balance on 12/31/2016	IFRS 15 adoption and reclassifications (i)	Balance on 1/1/2017 – Restated (i)	Additions	Amortization	Transfer (iv)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Fair value CBLSA(ii)	Balance on 12/31/2017 Restated (i)
Cost:
Goodwill (a)	—	1,454,484	—	1,454,484	—	—	—	—	—	69,807	1,524,291
Software (b)	5	641,691	—	641,691	207,703	—	2,447	(1,193)	2,431	—	853,079
Technology (c)	5	32,617	—	32,617	—	—	—	—	—	—	32,617
Commercial property rights (d)	10	43,258	—	43,258	13,837	—	(68)	(1,958)	—	—	55,069
Distribution rights	6	3,651,316	(3,525,777)	125,539	—	—	—	—	—	17,130	142,669
Brands (e)	—	112,936	—	112,936	—	—	—	—	607	—	113,543
Trademark rights (e)	39	—	—	—	—	—	—	—	—	114,792	114,792
Others (f)	10	39,172	—	39,172	420	—	—	—	922	—	40,514

		5,975,474	(3,525,777)	2,449,697	221,960	—	2,379	(3,151)	3,960	201,729	2,876,574

Accumulated amortization:
Software		(396,702)	—	(396,702)	—	(59,579)	(5)	1,191	(1,704)	—	(456,799)
Technology		(32,469)	—	(32,469)	—	(72)	—	—	—	—	(32,541)
Commercial property rights		(19,568)	—	(19,568)	—	(3,689)	8	1,957	—	—	(21,292)
Distribution rights		(2,131,826)	2,045,814	(86,012)	—	—	—	—	—	(10,692)	(96,704)
Others		(23,310)	—	(23,310)	—	(7,883)	—	—	(3)	—	(31,196)

		(2,603,875)	2,045,814	(558,061)	—	(71,223)	3	3,148	(1,707)	(10,692)	(638,532)

Net amount		3,371,599	(1,479,963)	1,891,636	221,960	(71,223)	2,382	(3)	2,253	191,037	2,238,042

	Weighted average useful life (years)	Balance on 12/31/2015	IFRS 15 adoption and reclassifications (i)	Balance on 1/1/2016 – Restated (i)	Additions	Amortization	Transfer (iv)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2016 Restated (i)
Cost:
Goodwill (a)	—	1,456,179	—	1,456,179	—	—	—	(1,695)	—	1,454,484
Software (b)	5	539,522	—	539,522	99,734		7,601	(7)	(5,159)	641,691
Technology (c)	5	32,617	—	32,617	—	—	—	—	—	32,617
Commercial property rights (d)	10	36,588	—	36,588	7,303	—		(633)	—	43,258
Distribution rights	5	3,278,487	(2,993,263)	285,224	11,013	—	(170,698)	—	—	125,539
Brands (e)	—	120,944	—	120,944	—	—	—	—	(8,008)	112,936
Others (f)	4	46,951	—	46,951	607	—	(5,960)	(980)	(1,446)	39,172

		5,511,288	(2,993,263)	2,518,025	118,657	—	(169,057)	(3,315)	(14,613)	2,449,697

Accumulated amortization:
Software		(350,760)	—	(350,760)	—	(49,380)	(2)	7	3,433	(396,702)
Technology		(31,256)	—	(31,256)	—	(1,213)	—	—	—	(32,469)
Commercial property rights		(16,979)	—	(16,979)	—	(3,148)	—	559	—	(19,568)
Distribution rights		(1,802,989)	1,561,666	(241,323)	—	(9,200)	164,511	—	—	(86,012)
Others		(15,369)	—	(15,369)	—	(7,835)	(83)	—	(23)	(23,310)

		(2,217,353)	1,561,666	(655,687)	—	(70,776)	164,426	566	3,410	(558,061)

		3,293,935	(1,431,597)	1,862,338	118,657	(70,776)	(4,631)	(2,749)	(11,203)	1,891,636

(i)	See Note 2.x.
(ii)	See Note 3.c.
(iii)	See Note 3.d.
(iv)	Refers to amounts transferred to property, plant, and equipment and trade receivables.

Amortization expenses

The amortization expenses were recognized in the financial statements as shown below:

	12/31/2018	12/31/2017	12/31/2016
		Restated (i)	Restated (i)
Inventories and cost of products and services sold	15,044	2,165	11,437
Selling and marketing	8,920	11,689	13,352
General and administrative	75,370	57,369	47,358

	99,334	71,223	72,147

(i)	See Note 2.x.

Balance of the goodwill

The balance of the goodwill is tested annually for impairment and presents the following acquisitions:

	Segment	12/31/2018	12/31/2017
			Restated (i)
Goodwill on the acquisition of:
Extrafarma	Extrafarma	661,553	661,553
Ipiranga	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
CBLSA (1)	Ipiranga	69,807	69,807
Oxiteno Uruguay	Oxiteno	44,856	44,856
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
TEAS (2)	Ultracargo	797	—
Others	Oxiteno	583	583

		1,525,088	1,524,291

(1)	See Note 3.c.
(2)	See Note 3.d.